GS Mortgage-Backed Securities Trust 2022-RPL1

Exhibit 99.3 - Schedule 2

GS Loan Number	Seller/Servicing Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Subject to Predatory	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Missing Final Til	Missing Final HUD	Missing Title Policy
XXXX	XXXX	XXXX	2	0			2	*** (Open) Right to Rescind Missing > XXXX Mos:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).	No	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	4	0			4	*** (Open) Missing HUD:- EV4	*** (Open) Compliance COMMENT: XX/XX/XXXX: There is no evidence of a HUD-1 Settlement Statement provided in the loan file. The auditor could not evaluate compliance to agency guidelines.	Yes	No	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		1	0	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT:XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	4
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2	0			2	*** (Open) Arm Disclosure Late:- EV2 *** (Open) Missing Final HUD > XXXX Mos:- EV2	*** (Open) Compliance COMMENT:XX/XX/XXXX: The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. *** (Open) Compliance COMMENT:XX/XX/XXXX: There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).	No	Yes	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		1	0	0
XXXX	XXXX	XXXX	4	0			4	*** (Open) Missing HUD:- EV4 *** (Open) Arm Disclosure Missing:- EV4	*** (Open) Compliance COMMENT: XX/XX/XXXX: There is no evidence of a HUD-1 Settlement Statement provided in the loan file. The auditor could not evaluate compliance to agency guidelines. *** (Open) Compliance COMMENT: XX/XX/XXXX: The file contains no evidence that the ARM Disclosure was provided to the borrower.	Yes	No	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		0	0	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1 TIL Itemization	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2	0			2	*** (Open) Flood Cert Missing:- EV2 *** (Open) Arm Disclosure Late:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The Flood Cert was missing from the Loan file. *** (Open) Compliance COMMENT: XX/XX/XXXX: The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT:XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2	0			2	*** (Open) TIL Payment Breakdown:- EV2 *** (Open) Introductory Rate > XXXX Mos:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The payment breakdown is missing or incorrect. *** (Open) Compliance COMMENT: XX/XX/XXXX: The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2	0			2	*** (Open) Rescission Test > XXXX Mos:- EV2 *** (Open) Miscellaneous Closing Documentation:- EV2 *** (Open) Flood Cert Missing:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e). *** (Open) Closing COMMENT: XX/XX/XXXX: There were additional observations regarding the closing documentation. The Note contained a mandatory arbitration clause. *** (Open) Compliance COMMENT: XX/XX/XXXX: The Flood Cert is missing from the Loan file. Flood Cert in file is from XX/XX/XXXX.	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	No	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	4	0			4	*** (Open) TIL Missing:- EV4 *** (Open) Missing HUD:- EV4	*** (Open) Compliance COMMENT: XX/XX/XXXX: There was no evidence of any TILs in the loan file. The auditor could not evaluate compliance to agency guidelines. *** (Open) Compliance COMMENT: XX/XX/XXXX: There is no evidence of a HUD-1 Settlement Statement provided in the loan file. The auditor could not evaluate compliance to agency guidelines.	Yes	No	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		0	0	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	4	0			4	*** (Open) Missing Note:- EV4 *** (Open) Flood Cert Missing:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines. *** (Open) Compliance COMMENT: XX/XX/XXXX: The Flood Cert is missing from the Loan file.			Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	3	0			3	*** (Open) Introductory Rate:- EV3	*** (Open) Compliance COMMENT: XX/XX/XXXX: The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.	Yes	Yes	TIL Itemization	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2	0			2	*** (Open) Miscellaneous Closing Documentation:- EV2	*** (Open) Closing COMMENT: XX/XX/XXXX: The flood cert was missing from the loan file.	Yes	Yes	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2	0			2	*** (Open) Disclosures Federal Late:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XX/XX/XXXX: The Servicing Disclosure.	Yes	Yes	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	4	0			4	*** (Open) Right to Rescind:- EV4	*** (Open) Compliance COMMENT: XX/XX/XXXX: The Right to Cancel was missing from the loan file. The loan reviewed contains a note date more than XXXX months old and the statute of limitations have run out.	Yes	Yes	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	0
XXXX	XXXX	XXXX	3	0	3	*** (Open) Miscellaneous Closing Documentation:- EV2 *** (Open) Disclosures Federal Late:- EV2 *** (Open) TILA APR/Finance Charge Testing:- EV3 *** (Open) TILA APR/Finance Charge Testing:- EV3	*** (Open) Closing

COMMENT: XX/XX/XXXX:

The flood cert was missing from the loan file.

*** (Open) Compliance

COMMENT: XX/XX/XXXX:

The following disclosures provided in the loan file were not disclosed within 3 business days of the application date,XX/XX/XXXX. The loan servicing transfer disclosure in file was dated, XX/XX/XXXX, which is the closing date.

*** (Open) Compliance

COMMENT: XX/XX/XXXX:

The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA finance charge test. The finance charge is XXXX.XX The disclosed finance charge of $XXXX.XX is not considered accurate because it is understated by more than $XXXX.XX. The loan reviewed contains a note date more than XXXX months old and the statute of limitations have run out.

*** (Open) Compliance

COMMENT: 2018-05-07:

The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $149,037.10. The disclosed finance charge of $148,877.20 is not considered accurate for purposes of rescission because it is understated by more than $35. The loan reviewed contains a note date more than XXXX months old and the statute of limitations have run out.

										Yes	Yes	Missing TIL Itemization	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	0
XXXX	XXXX	XXXX	3	0	3	*** (Open) Closed-End APR Disclosure Tolerance > 36 Mos:- EV2 *** (Open) Fees Must Be < = Greater of 5% or $XXXX:- EV3	*** (Open) Compliance

COMMENT:  XX/XX/XXXX:

The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the allowable points and fees test. The loan exceeds the HOEPA APR threshold for primary residences. The loan exceeds the HOEPA points and fees threshold for primary residences.

*** (Open) Compliance

COMMENT:  XX/XX/XXXX:

This loan failed the points and fees test. (Fannie Mae Lender Letter Ann. 06-04)The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $XXXX.

										Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1